Condensed Financial Information of Registrant (Parent Company Only) (Details) - Condensed Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	$ (4,166)	$ (4,879)	$ (1,504)	$ (13,446)	$ 18,961
Total other comprehensive income (loss)	(1,015)	215	388	(901)	333
Comprehensive loss	$ (5,181)	$ (4,664)	(1,116)	(14,347)	19,294
Reportable Legal Entities | Parent Company
Net income (loss)			(1,504)	(13,446)	18,961
Subsidiaries' other comprehensive income (loss)			388	(901)	333
Total other comprehensive income (loss)			388	(901)	333
Comprehensive loss			$ (1,116)	$ (14,347)	$ 19,294